Commitments (Details Narrative) $ in Thousands, € in Millions, £ in Millions	3 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 EUR (€)	Mar. 31, 2022 GBP (£)
IfrsStatementLineItems [Line Items]
Potential milestone payments description	the Company expects to pay $2,686, including $2,548 (€2.3 million), and $138 (£0.1 million), in R&D contracts and up to $8,757, including $7,248 (€6.5 million) and $1,509 (£1.2 million), in R&D milestone payments and up to $32,309, including $30,669 (€27.6 million) and $1,640 (£1.3 million), in revenue related milestone payments.	the Company expects to pay $2,686, including $2,548 (€2.3 million), and $138 (£0.1 million), in R&D contracts and up to $8,757, including $7,248 (€6.5 million) and $1,509 (£1.2 million), in R&D milestone payments and up to $32,309, including $30,669 (€27.6 million) and $1,640 (£1.3 million), in revenue related milestone payments.	the Company expects to pay $2,686, including $2,548 (€2.3 million), and $138 (£0.1 million), in R&D contracts and up to $8,757, including $7,248 (€6.5 million) and $1,509 (£1.2 million), in R&D milestone payments and up to $32,309, including $30,669 (€27.6 million) and $1,640 (£1.3 million), in revenue related milestone payments.
Research and Development Contracts [Member]
IfrsStatementLineItems [Line Items]
Potential milestone payments	$ 2,686	€ 2.3	£ 0.1
Research and Development Mile StonePayments [Member]
IfrsStatementLineItems [Line Items]
Potential milestone payments	8,757	6.5	1.2
Revenue Related Mile StonePayments [Member]
IfrsStatementLineItems [Line Items]
Potential milestone payments	$ 32,309	€ 27.6	£ 1.3